Commitments and Contingent Liabilities Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum rental payments under our various operating leases in the year indicated are as follows at December 31, 2013:

(Millions)
2014	$16
2015	14
2016	12
2017	10
2018	9
Thereafter	33
Total minimum rental payments	$94